Offerings - Offering: 1	Aug. 05, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 17,250,000.00
Amount of Registration Fee	$ 2,382.23
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

Includes the aggregate offering price of up to 500,000 additional shares of Common Stock that the underwriters have the option to purchase to cover over-allotments, if any, assuming a share price of $4.50 per share.